UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

This report on Form N-CSR relates solely to the Registrant's Money Market Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Money Market Portfolio

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
VIP Money Market - Initial Class	5.21%	3.05%	3.80%
VIP Money Market - Service Class A	5.10%	2.94%	3.72%
VIP Money Market - Service Class 2 B	4.95%	2.79%	3.60%
VIP Money Market - Investor Class C	5.15%	3.02%	3.78%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2's 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class's transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Initial Class
Actual	$ 1,000.00	$ 1,025.90	$ 1.58
HypotheticalA	$ 1,000.00	$ 1,023.64	$ 1.58
Service Class
Actual	$ 1,000.00	$ 1,025.30	$ 2.14
HypotheticalA	$ 1,000.00	$ 1,023.09	$ 2.14
Service Class 2
Actual	$ 1,000.00	$ 1,024.60	$ 2.86
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.85
Investor Class
Actual	$ 1,000.00	$ 1,025.60	$ 1.89 **
HypotheticalA	$ 1,000.00	$ 1,023.34	$ 1.89 **

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.31%
Service Class	.42%
Service Class 2.56%
Investor Class	.37%**

** If changes to transfer agent contracts, effective Feburary 1, 2008 had been in effect during the entire period, the annualized expense ratio would have been .34% and the expenses paid in the actual and hypothetical examples above would have been $1.74 and $1.73, respectively.

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 12/31/07	% of fund's investments 6/30/07	% of fund's investments 12/31/06
0 - 30	46.8	57.6	52.1
31 - 90	43.2	23.2	33.8
91 - 180	9.6	8.4	8.0
181 - 397	0.4	10.8	6.1
Weighted Average Maturity
	12/31/07	6/30/07	12/31/06
VIP Money Market Portfolio	44 Days	63 Days	56 Days
All Taxable Money Market Funds Average*	39 Days	42 Days	41 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
Corporate Bonds 0.4%	Corporate Bonds 0.6%
Commercial Paper 31.9%	Commercial Paper 15.0%
Bank CDs, BAs, TDs, and Notes 56.8%	Bank CDs, BAs, TDs, and Notes 58.4%
Government Securities 0.4%	Government Securities 0.0%
Repurchase Agreements 9.1%	Repurchase Agreements 24.6%
Other Investments 1.4%	Other Investments 1.7%
Net Other Assets** 0.0%	Net Other Assets** (0.3)%

** Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Corporate Bonds - 0.4%
Due Date	Yield (a)	Principal Amount	Value
Bell Trace Obligated Group
1/30/08	4.92% (c)	$ 14,055,000	$ 14,055,000
Certificates of Deposit - 23.5%

Domestic Certificates Of Deposit - 0.7%
Wachovia Bank NA
3/28/08	5.40	21,000,000	21,000,000
London Branch, Eurodollar, Foreign Banks - 10.7%
Banco Santander SA
4/7/08 to 4/9/08	5.16	19,000,000	19,000,503
Bank of Scotland PLC
3/27/08	5.00	20,000,000	20,000,000
Barclays Bank PLC
3/4/08	5.25 to 5.35	27,000,000	27,000,000
Calyon
6/10/08	4.90	12,000,000	12,000,000
Credit Agricole SA
2/1/08 to 5/29/08	4.85 to 4.90	75,000,000	75,000,000
Credit Industriel et Commercial
1/22/08 to 4/14/08	5.06 to 5.27	98,000,000	98,000,004
HBOS Treasury Services PLC
2/11/08	5.30	11,000,000	11,000,000
Landesbank Hessen-Thuringen
2/4/08 to 2/20/08	4.88 to 5.40	49,000,000	49,000,000
Societe Generale
1/3/08 to 1/17/08	5.20 to 5.30	17,000,000	17,000,000
Unicredito Italiano SpA
3/17/08	5.15	9,000,000	9,000,000
			337,000,507
New York Branch, Yankee Dollar, Foreign Banks - 12.1%
Banco Bilbao Vizcaya Argentaria SA
1/9/08 to 2/29/08	5.15 to 5.25	17,000,000	17,000,121
Bank of Scotland PLC
1/3/08 to 6/9/08	4.92 to 5.42 (c)	56,000,000	56,000,000
Barclays Bank PLC
2/6/08 to 2/27/08	4.88 to 5.12	41,000,000	41,000,000
Credit Suisse First Boston
1/28/08 to 3/17/08	4.96 to 5.17 (c)	50,000,000	50,000,000
Credit Suisse Group
6/5/08	5.40	27,000,000	27,000,000
Deutsche Bank AG
4/18/08	5.31	18,000,000	18,000,000

Due Date	Yield (a)	Principal Amount	Value
HBOS Treasury Services PLC
1/7/08 to 2/11/08	5.30 to 5.75%	$ 31,000,000	$ 31,000,000
Norddeutsche Landesbank
1/22/08 to 3/4/08	4.88 to 5.34	8,500,000	8,500,000
Royal Bank of Scotland PLC
1/22/08 to 5/12/08	4.96 to 5.00	29,000,000	29,000,000
Societe Generale
1/16/08	5.40	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.
1/28/08 to 3/31/08	5.04 to 5.13	8,000,000	8,000,000
Svenska Handelsbanken AB
6/3/08	4.89	20,000,000	20,000,417
UBS AG
2/19/08 to 6/9/08	4.92 to 5.46	50,000,000	50,000,000
Unicredito Italiano SpA
1/18/08	5.23	10,000,000	10,000,023
			380,500,561
TOTAL CERTIFICATES OF DEPOSIT			738,501,068
Commercial Paper - 31.9%

Amsterdam Funding Corp.
1/9/08 to 2/1/08	4.97 to 6.03	68,000,000	67,865,716
Banco Espirito Santo
1/22/08 to 1/30/08	5.34 to 5.37	11,000,000	10,955,066
Bank of America Corp.
2/13/08	5.37	30,000,000	29,812,663
Bavaria TRR Corp.
2/1/08 to 2/12/08	5.11 to 5.43	23,000,000	22,882,142
Bryant Park Funding LLC
1/11/08 to 3/18/08	5.08 to 5.94	6,000,000	5,966,785
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/15/08 to 2/15/08	5.09 to 5.37	34,250,000	34,105,964
Citigroup Funding, Inc.
2/11/08 to 2/22/08	4.96 to 5.48	34,000,000	33,775,716
CVS Caremark Corp.
1/29/08 to 3/3/08	5.07 to 5.28	15,000,000	14,919,295
DEPFA BANK PLC
1/28/08	5.05	15,000,000	14,943,975
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Devon Energy Corp.
1/25/08 to 3/19/08	5.09 to 5.25%	$ 9,000,000	$ 8,945,925
DnB NOR Bank ASA
1/22/08	4.80	4,000,000	3,988,917
Dominion Resources, Inc.
2/1/08	5.61	1,000,000	995,204
Dow Chemical Co.
1/17/08 to 1/30/08	5.06 to 5.35	10,000,000	9,968,239
Duke Energy Corp.
1/15/08 to 1/18/08	5.20 to 5.43	5,000,000	4,988,947
Emerald (MBNA Credit Card Master Note Trust)
1/10/08 to 2/4/08	5.17 to 5.38	34,000,000	33,890,602
Falcon Asset Securitization Corp.
1/17/08 to 2/14/08	4.94 to 6.03	44,000,000	43,820,800
Govco, Inc.
3/3/08 to 3/20/08	5.42 to 5.52	26,000,000	25,746,152
Grampian Funding LLC
1/15/08	5.29	6,000,000	5,987,843
Home Depot, Inc.
1/11/08 to 2/15/08	5.46 to 5.61	7,000,000	6,973,200
HSH Nordbank AG
1/14/08	5.31	6,000,000	5,988,668
Intesa Funding LLC
2/4/08	5.20	9,000,000	8,956,586
ITT Corp.
1/3/08 to 3/18/08	5.32 to 5.60	6,000,000	5,948,678
Jupiter Securitization Corp.
1/11/08 to 3/6/08	4.96 to 6.00	29,000,000	28,866,713
Kellogg Co.
1/15/08 to 1/29/08	5.08 to 5.29	3,400,000	3,389,323
Landesbank Baden-Wuert
1/31/08	5.50	12,000,000	11,946,340
Links Finance LLC
1/22/08 to 2/15/08	5.49 (b)	4,000,000	3,980,103
Monument Gardens Funding
1/11/08 to 4/7/08	5.03 to 5.35	23,000,000	22,856,312
Morgan Stanley
2/15/08 to 6/13/08	5.29 to 5.45	13,000,000	12,797,936

Due Date	Yield (a)	Principal Amount	Value
Nationwide Building Society
1/14/08 to 3/19/08	4.96 to 5.30%	$ 29,000,000	$ 28,796,863
Nissan Motor Acceptance Corp.
1/31/08	5.60	1,000,000	995,375
Norddeutsche Landesbank Girozentrale
1/15/08 to 2/6/08	4.88 to 5.35 (b)	43,743,000	43,589,084
1/18/08	5.35	1,000,000	997,511
Palisades (Citibank Omni Master Trust)
2/11/08 to 2/14/08	5.90	40,000,000	39,723,750
Park Avenue Receivables Corp.
1/8/08 to 2/8/08	4.88 to 6.03 (b)	63,000,000	62,787,623
Rockies Express Pipeline LLC
1/22/08 to 1/31/08	5.20 to 5.52 (b)	6,000,000	5,977,810
Santander Finance, Inc.
3/25/08 to 6/18/08	4.92 to 5.11	40,000,000	39,280,367
Sheffield Receivables Corp.
1/10/08 to 3/12/08	4.88 to 6.18	93,350,000	93,013,416
Spectra Energy Capital LLC
1/4/08 to 1/24/08	5.35 to 5.68 (b)	2,494,000	2,489,724
Thames Asset Global Securities No. 1, Inc.
1/10/08 to 2/26/08	4.80 to 5.99	51,282,000	51,055,298
Time Warner Cable, Inc.
1/22/08	5.16 to 5.21	3,603,000	3,592,234
Time Warner, Inc.
1/11/08 to 1/18/08	5.41 to 5.48 (b)	3,000,000	2,994,478
Tyco Electronics Group SA
1/25/08 to 2/15/08	5.52 to 5.72	2,000,000	1,989,401
UniCredito Italiano Bank (Ireland) PLC
2/14/08	5.35	18,000,000	17,885,380
Variable Funding Capital Co. LLC
1/22/08 to 2/11/08	4.96 to 5.35 (b)	65,056,000	64,749,029
Windmill Funding Corp.
1/15/08 to 2/14/08	5.00 to 5.99	48,000,000	47,797,689
Wisconsin Energy Corp.
1/14/08 to 1/15/08	5.22 to 5.64	3,000,000	2,994,081
Xcel Energy, Inc.
1/31/08	5.54	1,000,000	995,458
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
XTO Energy, Inc.
1/29/08 to 3/25/08	5.43 to 5.45%	$ 8,000,000	$ 7,933,889
TOTAL COMMERCIAL PAPER			1,004,902,270
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills - 0.4%
4/3/08	3.34	12,210,000	12,107,840
Master Notes - 3.4%

Asset Funding Co. III LLC
1/7/08 to 1/14/08	5.31 to 5.45 (c)(e)	45,000,000	45,000,000
Bear Stearns International Ltd.
3/31/08	5.48 (c)	13,000,000	13,000,000
Goldman Sachs Group, Inc.
2/14/08	4.97 (c)(e)	31,000,000	31,000,000
Lehman Brothers Holdings, Inc.
1/14/08 to 4/29/08	4.65 to 5.31 (c)(e)	9,000,000	9,000,000
Lehman Commercial Paper, Inc.
1/2/08	4.95 (c)(e)	9,000,000	9,000,000
TOTAL MASTER NOTES			107,000,000
Medium-Term Notes - 26.5%

AIG Matched Funding Corp.
1/2/08 to 3/15/08	4.98 to 5.28 (b)(c)	34,000,000	34,000,000
2/15/08	4.86 (c)	12,000,000	12,000,000
Allstate Life Global Funding II
1/28/08	4.90 (b)(c)	1,000,000	1,000,000
Australia & New Zealand Banking Group Ltd.
1/24/08	4.92 (b)(c)	5,000,000	5,000,000
Bancaja US Debt SAU
1/23/08	5.40 (b)(c)	8,000,000	8,000,000
Banco Santander Totta SA
1/16/08	5.04 (b)(c)	15,000,000	15,000,000
Banesto SA
1/18/08	5.20 (b)(c)	12,000,000	12,000,000
Bank of America NA
1/25/08 to 2/11/08	4.89 to 5.08 (c)	29,000,000	28,998,938
Bank of New York Co., Inc.
1/28/08	4.93 (b)(c)	15,000,000	15,000,000
Banque Federative du Credit Mutuel
1/14/08	5.21 (b)(c)	12,000,000	12,000,000
Bayerische Landesbank Girozentrale
1/15/08 to 2/19/08	4.95 to 5.28 (c)	25,000,000	25,000,000

Due Date	Yield (a)	Principal Amount	Value
Beta Finance, Inc./Beta Finance Corp.
1/9/08 to 1/15/08	5.18% (b)(c)	$ 6,000,000	$ 5,998,744
BMW U.S. Capital LLC
1/15/08	5.05 (c)	2,000,000	2,000,000
BNP Paribas SA
1/3/08 to 2/7/08	4.85 to 5.17 (c)	4,000,000	3,995,677
BNP Paribas US Medium-Term Note Program LLC
3/17/08	4.96 (c)	6,000,000	5,995,711
BP Capital Markets plc
3/11/08	5.07 (c)	13,000,000	13,000,000
Caixa Catalunya
3/4/08	5.16 (b)(c)	8,000,000	8,000,000
Caja de Ahorros Pens Barcelona
1/23/08	5.15 (b)(c)	19,000,000	19,000,000
Caja Madrid SA
1/22/08	5.35 (c)	7,000,000	7,000,000
Calyon
1/31/08	4.81 (c)	18,000,000	17,993,716
CC USA, Inc.
1/9/08	5.18 (b)(c)	4,000,000	3,999,182
Citigroup Funding, Inc.
2/13/08 to 2/14/08	4.87 to 4.88 (c)	36,000,000	36,000,000
Commonwealth Bank of Australia
1/24/08	4.92 (b)(c)	21,430,000	21,431,352
Compagnie Financiere du Credit Mutuel
3/10/08	5.35 (b)(c)	7,000,000	7,000,000
Credit Agricole SA
1/23/08 to 3/25/08	4.85 to 5.14 (b)(c)	25,000,000	25,000,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	11,000,000	11,000,000
Cullinan Finance Ltd./Corp.
5/27/08	5.35 (b)	13,000,000	13,000,000
DnB NOR Bank ASA
1/25/08	4.87 (b)(c)	27,000,000	26,999,969
Dorada Finance, Inc.
1/9/08	5.18 (b)(c)	3,000,000	2,999,385
General Electric Capital Corp.
1/9/08 to 3/12/08	5.17 to 5.26 (c)	12,000,000	11,999,786
HBOS Treasury Services PLC
1/9/08 to 3/25/08	4.95 to 5.23 (b)(c)	30,600,000	30,599,647
HSBC Finance Corp.
1/7/08 to 1/24/08	4.95 to 5.26 (c)	26,000,000	26,000,000
HSBC USA, Inc.
1/15/08	5.04 (c)	5,000,000	5,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
HSH Nordbank AG
1/22/08 to 1/24/08	4.94 to 4.96% (b)(c)	$ 20,000,000	$ 19,999,995
ING USA Annuity & Life Insurance Co.
3/25/08	4.98 (c)(e)	3,000,000	3,000,000
Intesa Bank Ireland PLC
1/25/08	4.88 (b)(c)	20,000,000	20,000,000
Links Finance LLC
1/14/08 to 1/22/08	5.15 to 5.22 (b)(c)	10,000,000	9,999,461
Merrill Lynch & Co., Inc.
1/4/08 to 1/15/08	5.17 to 5.32 (c)	13,000,000	13,001,235
Metropolitan Life Global Funding I
1/7/08 to 1/28/08	4.97 to 5.28 (b)(c)	8,884,000	8,884,000
Monumental Global Funding 2007
2/29/08	5.21 (b)(c)	6,000,000	6,000,000
Morgan Stanley
1/2/08 to 3/7/08	4.21 to 5.32 (c)	29,073,000	29,073,916
National Rural Utils. Coop. Finance Corp.
1/4/08	5.25 (c)	1,000,000	1,000,000
New York Life Insurance Co.
2/15/08	4.95 (c)(e)	9,000,000	9,000,000
Pacific Life Global Funding
1/4/08	5.31 (b)(c)	3,000,000	3,000,655
RACERS
1/22/08	5.05 (b)(c)	15,000,000	15,000,000
Royal Bank of Canada
1/31/08	4.79 (c)	5,000,000	4,996,550
Royal Bank of Scotland PLC
1/11/08 to 1/22/08	4.94 to 5.26 (b)(c)	12,000,000	11,999,340
Security Life of Denver Insurance Co.
2/28/08	5.15 (c)(e)	2,000,000	2,000,000
Sigma Finance, Inc.
3/28/08 to 8/1/08	4.81 to 5.39 (b)(c)	35,000,000	34,998,869
Skandinaviska Enskilda Banken AB
3/10/08 to 3/25/08	4.85 to 5.14 (b)(c)	26,000,000	25,998,276
Societe Generale
1/2/08	5.23 (b)(c)	9,000,000	9,000,208
Southern Co.
3/20/08	4.95 (c)	2,000,000	2,000,000
U.S. Bank NA, Cincinnati
1/8/08	5.18 (c)	1,500,000	1,499,748
UniCredito Italiano Bank (Ireland) PLC
1/9/08 to 1/15/08	5.05 to 5.26 (b)(c)	50,500,000	50,488,118

Due Date	Yield (a)	Principal Amount	Value
Verizon Communications, Inc.
3/17/08	4.99% (c)	$ 14,000,000	$ 14,000,000
Wachovia Bank NA
1/25/08 to 1/28/08	4.86 to 4.98 (c)	21,000,000	20,999,368
WestLB AG
1/10/08 to 3/31/08	4.88 to 5.30 (b)(c)	13,000,000	13,000,000
Westpac Banking Corp.
2/14/08 to 3/4/08	4.89 to 5.23 (b)(c)	25,000,000	24,997,854
3/11/08	5.20 (c)	8,000,000	8,004,811
TOTAL MEDIUM-TERM NOTES			833,954,511
Short-Term Notes - 2.3%

Jackson National Life Insurance Co.
1/2/08	5.28 (c)(e)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
1/2/08 to 2/1/08	5.03 to 5.33 (c)(e)	15,000,000	15,000,000
Monumental Life Insurance Co.
1/2/08	5.37 to 5.40 (c)(e)	10,000,000	10,000,000
New York Life Insurance Co.
1/2/08	5.31 (c)(e)	30,000,000	30,000,000
Transamerica Occidental Life Insurance Co.
2/1/08	5.08 (c)(e)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			72,000,000
Asset-Backed Securities - 1.4%

Aardvark ABS CDO
1/7/08	5.28 (b)(c)	8,973,737	8,973,737
Le Monde CDO I PLC / LLC
3/5/08	5.28 (b)(c)	9,949,832	9,948,837
Master Funding Trust I
3/25/08 to 6/25/08	4.85 to 4.88 (b)(c)	13,000,000	13,000,000
PASA Funding 2007 Ltd.
1/7/08	5.45 (b)(c)	12,000,000	12,000,000
Wind Trust
1/25/08	4.87 (b)(c)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES			44,922,574
Municipal Securities - 1.1%

Michigan Gen. Oblig. Bonds 5% tender 3/4/08, CP mode
3/4/08	5.00	22,335,000	22,335,000
Texas Gen. Oblig. Series E, 4.45%, VRDN
1/7/08	4.45 (c)	13,560,000	13,560,000
TOTAL MUNICIPAL SECURITIES		35,895,000
Repurchase Agreements - 9.1%
	Maturity Amount	Value
In a joint trading account at 4.8% dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	$ 152,041	$ 152,000
With:
Bear Stearns & Co. At 5.74%, dated 10/10/07 due 1/10/08 (Collateralized by Mortgage Loan Obligations valued at $10,535,543, 2.96% - 5.54%, 6/25/29 - 5/25/36) (c)(d)	10,146,689	10,000,000
Credit Suisse First Boston, Inc. At 4.72%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $71,400,337, 1.04% - 10%, 4/15/20 - 11/25/52)	70,018,356	70,000,000
Deutsche Bank Securities, Inc. At:
4.7%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $38,861,152, 2.25% - 4%, 2/15/09 - 10/15/26)	37,009,661	37,000,000
5.27%, dated 10/17/07 due 1/16/08 (Collateralized by Corporate Obligations valued at $6,371,223, 3.75%, 3/5/24)	6,079,928	6,000,000
Goldman Sachs & Co. At:
4.9%, dated 11/1/07 due 2/4/08 (Collateralized by Mortgage Loan Obligations valued at $15,882,913, 5.33% - 6.27%, 9/25/35 - 6/25/37)	15,193,958	15,000,000
5%, dated 10/26/07 due 1/24/08 (Collateralized by Mortgage Loan Obligations valued at $13,385,234, 5.5%, 8/1/37)	13,162,500	13,000,000
5.4%, dated 11/29/07 due 1/15/08 (Collateralized by Mortgage Loan Obligations valued at $14,352,828, 5.5%, 8/1/37)	14,098,700	14,000,000
Lehman Brothers, Inc. At:
4.85%, dated 11/6/07 due 1/7/08 (Collateralized by Corporate Obligations valued at $3,085,296, 7.06%, 12/20/37) (c)(d)	3,025,058	3,000,000
4.9%, dated 11/6/07 due 1/7/08 (Collateralized by Mortgage Loan Obligations valued at $3,174,478, 5.62% - 8.15%, 7/25/28 - 12/12/43) (c)(d)	3,025,317	3,000,000
4.95%, dated 10/29/07 due 1/29/08 (Collateralized by Mortgage Loan Obligations valued at $7,413,732, 1% - 4.12%, 1/25/09 - 2/25/37)	7,088,550	7,000,000

	Maturity Amount	Value
5%, dated 10/29/07 due 1/29/08 (Collateralized by Corporate Obligations valued at $6,151,573, 0% - 10%, 1/25/35 - 8/27/37)	$ 6,076,667	$ 6,000,000
5.5%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $11,550,721, 0%, 5/15/23 - 1/7/30)	11,003,361	11,000,000
UBS Warburg LLC At 5.57%, dated 9/13/07 due 3/12/08 (Collateralized by Mortgage Loan Obligations valued at $21,356,329, 5.55% - 5.58%, 6/15/35 - 6/28/36)	20,560,094	20,000,000
Wachovia Securities, Inc. At:
4.96%, dated 8/21/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $16,418,836, 5.38% - 5.82%, 3/20/13 - 5/15/46) (c)(d)	16,401,209	16,000,000
5%, dated 11/13/07 due 1/15/08 (Collateralized by Mortgage Loan Obligations valued at $11,297,917, 5.31% - 6.7%, 1/31/08 - 2/15/51)	11,096,250	11,000,000
5.1%, dated 8/24/07 due 8/22/08 (Collateralized by Mortgage Loan Obligations valued at $20,515,601, 5.31% - 5.9%, 6/15/19 - 2/15/51) (c)(d)	21,031,333	20,000,000
5.2%, dated 11/27/07 due 2/27/08 (Collateralized by Mortgage Loan Obligations valued at $11,278,345, 5.48% - 5.9%, 4/15/47 - 2/15/51)	11,146,178	11,000,000
5.4%, dated 8/21/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $14,567,028, 5.15% - 6.03%, 3/20/13 - 2/15/51)	14,382,200	14,000,000
TOTAL REPURCHASE AGREEMENTS		287,152,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,150,490,263)	3,150,490,263
NET OTHER ASSETS - 0.0%	(741,907)
NET ASSETS - 100%	$ 3,149,748,356
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $761,885,480 or 24.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $180,000,000 or 5.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 5.31%, 1/7/08	11/7/06	$ 13,000,000
5.32%, 1/7/08	8/29/06	$ 13,000,000
5.45%, 1/14/08	10/10/07	$ 19,000,000
Goldman Sachs Group, Inc. 4.97%, 2/14/08	8/13/07	$ 31,000,000
ING USA Annuity & Life Insurance Co. 4.98%, 3/25/08	6/23/05	$ 3,000,000
Jackson National Life Insurance Co. 5.28%, 1/2/08	3/31/03	$ 7,000,000
Lehman Brothers Holdings, Inc.: 4.65%, 4/29/08	12/11/06	$ 3,000,000
5.31%, 1/14/08	1/10/07	$ 6,000,000
Lehman Commercial Paper, Inc. 4.95%, 1/2/08	9/28/07	$ 9,000,000
Metropolitan Life Insurance Co.: 5.03%, 2/1/08	2/24/03	$ 5,000,000
5.33%, 1/2/08	3/26/02	$ 10,000,000
Monumental Life Insurance Co.: 5.37%, 1/2/08	9/17/98	$ 5,000,000
5.4%, 1/2/08	3/12/99	$ 5,000,000
New York Life Insurance Co.: 4.95%, 2/15/08	11/9/07	$ 9,000,000
5.31%, 1/2/08	2/28/02 - 12/19/02	$ 30,000,000
Security Life of Denver Insurance Co. 5.15%, 2/28/08	8/26/05	$ 2,000,000
Transamerica Occidental Life Insurance Co. 5.08%, 2/1/08	4/28/00	$ 10,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$152,000 due 1/02/08 at 4.80%
ABN AMRO Bank N.V., New York Branch	$ 19,275
Bear Stearns & Co., Inc.	67,461
ING Financial Markets LLC	65,264
$ 152,000
Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $220,039 of which $114,616 and $105,423 will expire on December 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $287,152,000) - See accompanying schedule: Unaffiliated issuers (cost $3,150,490,263)		$ 3,150,490,263
Cash		501,379
Receivable for fund shares sold		1,601,083
Interest receivable		16,498,582
Prepaid expenses		8,989
Total assets		3,169,100,296

Liabilities
Payable for investments purchased	$ 12,107,840
Payable for fund shares redeemed	6,232,164
Accrued management fee	607,545
Distribution fees payable	23,350
Other affiliated payables	257,116
Other payables and accrued expenses	123,925
Total liabilities		19,351,940

Net Assets		$ 3,149,748,356
Net Assets consist of:
Paid in capital		$ 3,149,920,562
Undistributed net investment income		47,833
Accumulated undistributed net realized gain (loss) on investments		(220,039)
Net Assets		$ 3,149,748,356

Statement of Assets and Liabilities - continued

December 31, 2007

Initial Class: Net Asset Value, offering price and redemption price per share ($1,708,688,889 ÷ 1,708,981,064 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($58,733,403 ÷ 58,735,771 shares)	$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($91,094,920 ÷ 91,093,237 shares)	$ 1.00

Investor Class: Net Asset Value, offering price and redemption price per share ($1,291,231,144 ÷ 1,291,085,205 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2007

Investment Income
Interest (including $142,782 from affiliated interfund lending)		$ 139,376,230

Expenses
Management fee	$ 6,047,600
Transfer agent fees	2,251,905
Distribution fees	266,614
Accounting fees and expenses	240,851
Custodian fees and expenses	52,374
Independent trustees' compensation	8,793
Audit	52,187
Legal	13,352
Miscellaneous	182,581
Total expenses before reductions	9,116,257
Expense reductions	(11,550)	9,104,707
Net investment income		130,271,523
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		122,119
Net increase in net assets resulting from operations		$ 130,393,642

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 130,271,523	$ 94,771,310
Net realized gain (loss)	122,119	46,850
Net increase in net assets resulting from operations	130,393,642	94,818,160
Distributions to shareholders from net investment income	(130,270,704)	(94,777,417)
Share transactions - net increase (decrease)	793,022,179	810,408,342
Total increase (decrease) in net assets	793,145,117	810,449,085

Net Assets
Beginning of period	2,356,603,239	1,546,154,154
End of period (including undistributed net investment income of $47,833 and undistributed net investment income of $47,013, respectively)	$ 3,149,748,356	$ 2,356,603,239

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.051	.048	.030	.012	.010
Distributions from net investment income	(.051)	(.048)	(.030)	(.012)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA, B	5.21%	4.87%	3.03%	1.21%	1.00%
Ratios to Average Net Assets C
Expenses before reductions	.32%	.33%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.32%	.33%	.29%	.29%	.29%
Expenses net of all reductions	.32%	.33%	.29%	.29%	.29%
Net investment income	5.06%	4.84%	3.00%	1.18%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,708,689	$ 1,634,441	$ 1,347,642	$ 1,392,449	$ 1,817,440

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.050	.047	.029	.011	.009
Distributions from net investment income	(.050)	(.047)	(.029)	(.011)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA, B	5.10%	4.76%	2.92%	1.10%	.90%
Ratios to Average Net AssetsC
Expenses before reductions	.43%	.43%	.40%	.40%	.38%
Expenses net of fee waivers, if any	.43%	.43%	.40%	.40%	.38%
Expenses net of all reductions	.43%	.43%	.40%	.40%	.38%
Net investment income	4.95%	4.73%	2.88%	1.08%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,733	$ 56,502	$ 20,987	$ 13,905	$ 19,606

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.048	.045	.027	.009	.007
Distributions from net investment income	(.048)	(.045)	(.027)	(.009)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA, B	4.95%	4.61%	2.77%	.95%	.75%
Ratios to Average Net AssetsC
Expenses before reductions	.57%	.58%	.54%	.55%	.54%
Expenses net of fee waivers, if any	.57%	.58%	.54%	.55%	.54%
Expenses net of all reductions	.57%	.58%	.54%	.55%	.54%
Net investment income	4.81%	4.59%	2.90%	.93%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,095	$ 85,647	$ 51,301	$ 20,899	$ 3,068

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,	2007	2006	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.050	.047	.016
Distributions from net investment income	(.050)	(.047)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C, D	5.15%	4.81%	1.58%
Ratios to Average Net Assets F
Expenses before reductions	.38%	.39%	.36% A
Expenses net of fee waivers, if any	.38%	.39%	.36%A
Expenses net of all reductions	.37%	.39%	.36%A
Net investment income	5.00%	4.78%	3.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,291,231	$ 580,013	$ 126,224

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

VIP Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust)(formerly of Variable Insurance Products Fund) and is authorized to issue an unlimited number of shares. Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Variable Insurance Products Fund V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48) on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	49,372
Capital loss carryforward	(220,039)

Cost for federal income tax purposes	$ 3,150,490,263

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Ordinary Income	$ 130,270,704	$ 94,777,417

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $ 3,060,287 or an annual rate of .12% of the Fund's average net assets. For the period, the Fund's total annual management fee rate was .23% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 48,918
Service Class 2	217,696
$ 266,614

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .12% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,022,627
Service Class	36,105
Service Class 2	58,907
Investor Class	1,134,266
$ 2,251,905

Effective February 1, 2008, the Board of Trustees approved a decrease to Investor Class' asset-based fee from .12% to .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 18,450,346	5.36%

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11,550.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 71% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 14% of the total outstanding shares of the Fund.

Annual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2007	2006
From net investment income
Initial Class	$ 76,604,418	$ 73,972,014
Service Class	2,423,822	1,192,586
Service Class 2	4,194,349	3,206,476
Investor Class	47,048,115	16,406,341
Total	$ 130,270,704	$ 94,777,417

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Years ended December 31,
	2007	2006
Initial Class Shares sold	892,455,085	805,545,671
Reinvestment of distributions	76,794,449	73,673,472
Shares redeemed	(895,020,076)	(592,412,576)
Net increase (decrease)	74,229,458	286,806,567
Service Class Shares sold	106,735,317	99,908,819
Reinvestment of distributions	2,439,255	1,179,497
Shares redeemed	(106,942,380)	(65,574,755)
Net increase (decrease)	2,232,192	35,513,561
Service Class 2 Shares sold	78,587,992	87,110,784
Reinvestment of distributions	4,216,968	3,189,428
Shares redeemed	(77,360,161)	(55,956,973)
Net increase (decrease)	5,444,799	34,343,239
Investor Class Shares sold	857,316,018	560,339,731
Reinvestment of distributions	47,206,648	16,261,969
Shares redeemed	(193,406,936)	(122,856,725)
Net increase (decrease)	711,115,730	453,744,975

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Money Market Portfolio (a fund of Variable Insurance Products Fund V) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the VIP Money Market Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1989

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).
Mr. Edward C. Johnson 3d and Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2007

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-
present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Meyers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of VIP Money Market. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of VIP Money Market. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of VIP Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Senior Vice President of FIMM (2003-present) and Vice President of FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of VIP Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present).
Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of VIP Money Market. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Money Market. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Money Market. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of VIP Money Market. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPMM-ANN-0208
1.701157.110

Item 2. Code of Ethics

As of the end of the period, December 31, 2007, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Money Market Portfolio, (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Money Market Portfolio	$44,000	$38,000
All funds in the Fidelity Group of Funds audited by PwC	$14,700,000	$13,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006 A
Money Market Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007 A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A
Money Market Portfolio	$1,900	$1,800
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A
Money Market Portfolio	$2,200	$2,100
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
PwC	$215,000	$125,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed by PwC of $1,475,000A and $1,320,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$220,000	$130,000
Non-Covered Services	$1,255,000	$1,190,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 25, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 25, 2008